Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee future benefits (Note 24)	$ 355	$ 274
Equity investments	237	201
RECs (Note 8)	155	142
Other investments	133	115
Supplemental Executive Retirement Plan ("SERP")	117	155
Operating leases (Note 15)	51	43
Derivatives	43	118
Deferred compensation plan	22	40
Other	185	125
Other assets	$ 1,298	$ 1,213